Goodwill (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Goodwill [Line Items]
Goodwill, beginning balance		$ 27,504
Goodwill Transactions
Goodwill, ending balance		10,257		$ 27,504
Operating Segments [Member]
Goodwill [Line Items]
Goodwill, gross at beginning of period		181,421		96,949
Accumulated impairment loss, beginning balance		(153,917)		(70,447)
Goodwill, beginning balance		27,504		26,502
Goodwill Transactions
Foreign exchange		(878)		1,002
Transfer from assets held for sale	[1]			83,470
Impairment loss		(16,369)	[2]	(83,470)	[1]
Goodwill, gross at ending of period		180,543		181,421
Accumulated impairment loss, ending balance		(170,286)		(153,917)
Goodwill, ending balance		10,257		27,504
Operating Segments [Member] | Online Game [Member]
Goodwill [Line Items]
Goodwill, gross at beginning of period		10,257		10,257
Accumulated impairment loss, beginning balance		0		0
Goodwill, beginning balance		10,257		10,257
Goodwill Transactions
Foreign exchange		0		0
Transfer from assets held for sale	[1]			0
Impairment loss		0	[2]	0	[1]
Goodwill, gross at ending of period		10,257		10,257
Accumulated impairment loss, ending balance		0		0
Goodwill, ending balance		10,257		10,257
Operating Segments [Member] | Platform Channel [Member]
Goodwill [Line Items]
Goodwill, gross at beginning of period		165,963		81,491
Accumulated impairment loss, beginning balance		(148,716)		(65,246)
Goodwill, beginning balance		17,247		16,245
Goodwill Transactions
Foreign exchange		(878)		1,002
Transfer from assets held for sale	[1]			83,470
Impairment loss		(16,369)	[2]	(83,470)	[1]
Goodwill, gross at ending of period		165,085		165,963
Accumulated impairment loss, ending balance		(165,085)		(148,716)
Goodwill, ending balance		0		17,247
Operating Segments [Member] | Cinema Advertising [Member]
Goodwill [Line Items]
Goodwill, gross at beginning of period		5,201		5,201
Accumulated impairment loss, beginning balance		(5,201)		(5,201)
Goodwill, beginning balance		0		0
Goodwill Transactions
Foreign exchange		0		0
Transfer from assets held for sale	[1]			0
Impairment loss		0	[2]	0	[1]
Goodwill, gross at ending of period		5,201		5,201
Accumulated impairment loss, ending balance		(5,201)		(5,201)
Goodwill, ending balance		$ 0		$ 0

[1]	In 2016, the Company's Board of Directors approved the disposal of the 51% equity interest in MoboTap held by the Company. As of December 31, 2016, the Company was negotiating with a potential buyer on the terms of the disposal. Accordingly, the assets and liabilities of MoboTap were recognized as "assets held for sale" and "liabilities held for sale", respectively. As of December 31, 2016, goodwill in the amount of $83.5 million was reclassified from goodwill to "assets held for sale". The fair values of the other reporting units exceeded their carrying values, indicating that the goodwill of those reporting units was not impaired.
[2]	In 2018, the Company recognized a $16.4 million impairment loss for goodwill relating to the 17173.com Website, primarily due to (i) the launch of new initiatives for the 17173.com Website having fallen behind schedule in the fourth quarter of 2018 and the profit outlook for the 17173.com Website being uncertain, and (ii) the relevant Chinese authority's temporary suspension between April and December of 2018 of its review of, and issuance of publishing and authorization codes for, online games, which resulted in declines in the number of new games launched and the related demand from game developers and operators for online advertising services on the 17173.com Website, both of which the Company's management determined had a material adverse impact on the Company's ability to generate revenues and net income from the 17173.com Website.